Fair Value Measurements (Details) - Schedule of financial instruments that are measured at fair value on a recurring basis - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities:
Total		$ 46,553
Financial assets:
Total		219
HOLISTO LTD. [Member]
Financial liabilities:
Total	$ 55,097
Financial assets:
Total	5	708	$ 46,334
Level 3 [Member]
Financial liabilities:
SAFE 3		27,207
Warrant liability 3		19,346
Financial assets:
FCA 3		203
Reduced principal payment derivative 3		16
Level 3 [Member] | HOLISTO LTD. [Member]
Financial liabilities:
SAFE 3	33,983	325	27,207
Warrant liability 3	21,114	383	19,346
Financial assets:
FCA 3			(203)
Reduced principal payment derivative 3	$ 5		$ (16)